Condensed Statements of Operations - USD ($)	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Condensed Statements of Operations
Revenues	$ 19,191		$ 19,191		$ 38,381	$ 38,381	$ 76,761	$ 76,762
Operating expenses
Research and development	487		3,475		975	3,951	4,921	65,107
General and administrative	276,151		400,951		594,269	757,813	1,366,383	1,273,536
Total operating expenses	276,638		404,426		595,244	761,764	1,371,304	1,338,643
Loss from operations	(257,447)		(385,235)		(556,863)	(723,383)	(1,294,543)	(1,261,881)
Other income (expense)
Interest income	3		693		23	3,727	3,806	11,044
Interest expense	(81,189)		(51,619)		(161,485)	(103,238)	(232,631)	(153,410)
Total other expense	(81,186)		(50,926)		(161,462)	(99,511)	(228,825)	(142,366)
Loss before taxes	(338,633)		(436,161)		(718,325)	(822,894)	(1,523,368)	(1,404,247)
Provision for income taxes	0		0		0	0	0	0
Net loss	$ (338,633)	$ (379,692)	$ (436,161)	$ (386,733)	$ (718,325)	$ (822,894)	(1,523,368)	(1,404,247)
Deemed dividend related to warrants down round provision							0	(82,566)
Net loss attributable to common shareholders							$ (1,523,368)	$ (1,486,813)
Basic net loss per common share	$ 0.00		$ 0.00		$ (0.01)	$ (0.01)	$ (0.01)	$ (0.01)
Diluted net loss per common share	$ 0.00		$ 0.00		$ (0.01)	$ (0.01)	$ (0.01)	$ (0.01)
Weighted average number of common shares outstanding - basic	133,655,579		133,441,788		134,329,715	133,271,652	133,357,185	130,970,754
Weighted average number of common shares outstanding - diluted	133,655,579		133,441,788		134,329,715	133,271,652	133,357,185	130,970,754